Interim Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 64		$ 7,503	$ (5,196)	$ 2,371
Balance, shares at Dec. 31, 2021	64,601,649
Stock-based compensation		[1]	1,330,000		1,330,000
Stock-based compensation, shares	88,000
Private placement of common stock and warrants	$ 4,000		3,621,000		3,625,000
Private placement of common stock and warrants, net, shares	4,119,321
Loss for the period				(4,734,000)	(4,734,000)
Balance at Dec. 31, 2022	$ 68,000		12,454,000	(9,930,000)	2,592,000
Balance, shares at Dec. 31, 2022	68,808,970
Stock-based compensation		[2]	478,000		478,000
Stock-based compensation, shares	20,454
Loss for the period				(1,350,000)	(1,350,000)
Balance at Mar. 31, 2023	$ 68,000		12,932,000	(11,280,000)	1,720,000
Balance, shares at Mar. 31, 2023	68,829,424
Balance at Dec. 31, 2022	$ 68,000		12,454,000	(9,930,000)	2,592,000
Balance, shares at Dec. 31, 2022	68,808,970
Stock-based compensation		[1]	1,682,000		1,682,000
Stock-based compensation, shares	122,086
Private placement of common stock and warrants	$ 1,000		999,000		1,000,000
Private placement of common stock and warrants, net, shares	1,000,000
Loss for the period				(4,909,000)	(4,909,000)
Balance at Dec. 31, 2023	$ 69,000		15,135,000	(14,839,000)	365,000
Balance, shares at Dec. 31, 2023	69,931,056
Stock-based compensation			206,000		206,000
Stock-based compensation, shares
Loss for the period				(657,000)	(657,000)
Balance at Mar. 31, 2024	$ 69,000		$ 15,341,000	$ (15,496,000)	$ (86,000)
Balance, shares at Mar. 31, 2024	69,931,056

[1]	Represents an amount less than US$ 1 thousand
[2]	Represents an amount less than US$ 1 thousand